Future Minimum Lease Payments under Noncancelable Operating Lease (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Mar. 31, 2012
Operating Leased Assets [Line Items]
Three Months Ending March 31, 2013	$ 147
2013	601	549
2014	621	563
2015	638	557
2016	638	476
2018	638
2019	585
Total future minimum lease payments	$ 3,868	$ 2,145